Investments	12 Months Ended
Mar. 31, 2012
Investments

7. Investments

Investments consist of the following:

	As of March 31,
	2011		2012
	(In millions)
Current investments
Investments available-for-sale, at fair value	Rs.	916	Rs.	—	US$	—
Non-current investments
Investments at cost, net		4,100		4,104		81

Total	Rs.	5,016	Rs.	4,104	US$	81

Information on unrealized gains and losses from investments in available-for-sale securities is as follows:

	Amortized cost		Gross Unrealized gains		Fair value
	(In millions)
Available-for-sale securities
As of March 31, 2011;
Mutual Funds	Rs.	912	Rs.	4	Rs.	916

Total available-for-sale securities	Rs.	912	Rs.	4	Rs.	916

As of March 31, 2012;
Mutual Funds	Rs.	—	Rs.	—	Rs.	—

Total available-for-sale securities	Rs.	—	Rs.	—	Rs.	—

	US$	—	US$	—	US$	—

Dividends from investments were Rs. 2 million, Rs. 3 million and Rs. Nil in fiscals 2010, 2011 and 2012 respectively.

In fiscal 2010, the proceeds and gross realized gains from sale of available-for-sale securities were Rs. 105,504 million and Rs. 347 million, respectively. On sale of these securities, unrealized gain of Rs. 19 million were reclassified from accumulated other comprehensive income / (loss) to earnings.

In fiscal 2011, the proceeds and gross realized gains from sale of available-for-sale securities were Rs. 22,449 million and Rs. 138 million, respectively. On sale of these securities, unrealized gain of Rs. 52 million were reclassified from accumulated other comprehensive income / (loss) to earnings.

In fiscal 2012, the proceeds and gross realized gain from sale of available-for-sale securities were Rs. 51,648 million (US$ 1,015 million) and Rs. 379 million (US$ 7 million), respectively. On sale of these securities, realized gain of Rs. 4 million were reclassified from accumulated other comprehensive income / (loss) to earnings.

In fiscal 2009, the Company partially sold its investment in Tata Teleservices Limited (“TTSL”), a cost method investment, with carrying amount of Rs. 338 million to NTT Docomo Inc. (“the buyer”) for a cash consideration of Rs. 4,242 million and realized a gain of Rs. 3,904 million, reducing its ownership interest in TTSL from 14.43% to 10.66%. As of March 31, 2012, the Company’s effective ownership interest was reduced from 10.66% to 9.33% on account of non-subscription of rights issue of TTSL by the Company. In the event Company sells any of its remaining ownership interest in TTSL within the period of 3 years, the buyer will have first right to buy shares at fair value. The Company will have the first right to acquire TTSL shares at fair value in the event of a sale of shares by the buyer within a period of 3 years.

The Company, has an option to reacquire TTSL shares at fair value if any of the TTSL’s competitor acquires more than 10% of voting interest in buyer. The buyer has the option to sell the TTSL shares to the Company, at fair value, in the event any competitor of the buyer acquires more than 10% ownership interest in TTSL.

The buyer has an option to acquire additional interests in TTSL from the Company, at fair value, if TTSL does not meet certain performance targets by 2014. Additionally, the buyer has an option (referred to as the put option) to sell its interest in TTSL to the Company at the higher of fair value or 50% of the consideration paid by the buyer in the event TTSL does not meet any of the performance targets by 2014. The Company recognized the sale and recorded a gain, as the Company’s options to reacquire the shares are at fair value and therefore do not provide more than a trivial benefit to the Company. The exercise of put option was not considered probable as of March 31, 2009, and therefore the put option does not preclude the recognition of the sale and consequently the gain in determination of earnings. The put option is in the nature of a guarantee and fair value of guarantee at inception and as of March 31, 2012 was insignificant.

Additionally, the Company has provided guarantee of Rs. 5,485 million relating to representations and warranties in connection with the sale of Company’s investment in TTSL. These representation and warranties mainly relate to the validity of the Company’s title to TTSL shares, validity of the sale and issuance of the shares by the Company and TTSL, validity of TTSL’s telecommunication license. Additionally the guarantee indemnify the buyer against any loss on account of unrecorded or undisclosed liabilities, and for any loss that the buyer may incur in relation to TTSL’s contingent liabilities existing as on the date of sale agreements. The fair value of the guarantee at inception and as of March 31, 2012 was insignificant.